Fixed assets - Other intangible assets - Net book value - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,946	€ 14,940	€ 15,135	€ 14,737
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,869	6,691	6,322
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	4,280	4,331	4,288
Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133	3,133	3,133
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	60	69	78
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	246	346	469
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	358	€ 370	€ 844
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	38,686
Gross carrying amount [member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	12,688
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	14,235
Gross carrying amount [member] | Orange brand [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,133
Gross carrying amount [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,085
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,270
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,276
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(22,519)
Accumulated depreciation and amortisation [member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(5,773)
Accumulated depreciation and amortisation [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(9,887)
Accumulated depreciation and amortisation [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(136)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(5,009)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,715)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,221)
Accumulated impairment [member] | Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(46)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(69)
Accumulated impairment [member] | Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(889)
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(15)
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (203)